Series B Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Series B Warrants [Abstract]
Schedule of Series B Warrants
	Nine Months Ended September 30,
	2017	2016
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.58%	1.11-1.29%
Expected term (years)	3.15	4.14-4.15
Weighted-average fair value of warrants	$0.17	$0.13

	Years Ended December 31,
	2016	2015
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.616%	1.75%
Expected term (years)	3.63	4.61
Weighted-average fair value of warrants	$0.17	$0.46